SSgA Funds State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2900

Refer To: David James

Direct Line: 617-662-1742

E-Mail: djames@statestreet.com

December 20, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	SSgA Funds (the “Trust”)

File Nos.: 811-05430 and 033-19229

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and the Statement of Additional Information for the Trust, each dated December 18, 2013, do not differ from those contained in Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on December 18, 2013 (Accession # 0001193125-13-477872).

If you have any questions, please contact me at (617) 662-1742.

Very truly yours,

/s/ David James
David James
Secretary and Chief Legal Officer